Consolidated cash flow statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Net profit	€ 3,882	€ 3,216
Taxation	1,385	1,143
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates	(108)	(124)
Net monetary (gain)/loss arising from hyperinflationary economies	98	38
Net finance costs	259	227
Operating profit	5,516	4,500
Depreciation, amortisation and impairment	754	842
Changes in working capital	(1,331)	(1,116)
Pensions and similar obligations less payments	(103)	(49)
Provisions less payments	(122)	135
Elimination of (profits)/losses on disposals	(507)	(28)
Non-cash charge for share-based compensation	159	93
Other adjustments	11	(33)
Cash flow from operating activities	4,377	4,344
Income tax paid	(1,011)	(1,295)
Net cash flow from operating activities	3,366	3,049
Cash flows from (used in) investing activities [abstract]
Interest received	139	106
Net capital expenditure	(548)	(593)
Acquisitions and disposals	352	2
Other investing activities	(143)	53
Net cash flow (used in)/from investing activities	(200)	(432)
Cash flows from (used in) financing activities [abstract]
Dividends paid on ordinary share capital	(2,202)	(2,176)
Interest paid	(503)	(323)
Change in financial liabilities	1,230	2,500
Repurchase of shares	(753)	(648)
Other financing activities	(261)	(277)
Net cash flow (used in)/from financing activities	(2,489)	(924)
Net increase/(decrease) in cash and cash equivalents	677	1,693
Cash and cash equivalents at the beginning of the period	4,225	3,387
Effect of foreign exchange rate changes	(32)	194
Cash and cash equivalents at the end of the period	€ 4,870	€ 5,274